Consolidated statement of comprehensive income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Profit for the year	£ 5,268	£ 4,046	£ 2,169
Items that may be subsequently reclassified to income statement:
Exchange movements on overseas net assets and net investment hedges	(832)	(480)	462
Reclassification of exchange movements on overseas net assets	(75)		109
Fair value movements on equity investments			(14)
Deferred tax on fair value movements on equity investments			47
Reclassification of fair value movements on equity investments			(42)
Deferred tax reversed on reclassification of equity investments			(18)
Fair value movements on cash flow hedges	(20)	140	(10)
Deferred tax on fair value movements on cash flow hedges	16	(22)
Reclassification of cash flow hedges to income statement	3	(175)
Deferred tax reversed on reclassification of cash flow hedges		20
Items that may be subsequently reclassified to income statement	(908)	(517)	534
Items that will not be reclassified to income statement:
Exchange movements on overseas net assets of non-controlling interests	(75)	(1)	(149)
Fair value movements on equity investments	372	180
Deferred tax on fair value movements on equity investments	(95)	10
Remeasurement (losses)/gains on defined benefit plans	(1,050)	728	549
Tax on remeasurement of defined benefit plans	189	(146)	(221)
Items that will not be reclassified to income statement	(659)	771	179
Other comprehensive (expense)/income for the year	(1,567)	254	713
Total comprehensive income for the year	3,701	4,300	2,882
Total comprehensive income for the year attributable to:
Shareholders	3,153	3,878	2,394
Non-controlling interests	548	422	488
Total comprehensive income for the year	£ 3,701	£ 4,300	£ 2,882